CONTRACT LIABILITIES	12 Months Ended
Feb. 28, 2026
Contract Liabilities
CONTRACT LIABILITIES

NOTE 8 – CONTRACT LIABILITIES

Contract liabilities consist of the following:

	As of
	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	US$
Balance at beginning of the year	16,699	544,678	431,053
Additions	914,678	1,602,456	1,268,167
Recognized to revenue during the year	(386,699)	(2,147,134)	(1,699,220)
Balance at end of the year	544,678	-	-

Contract liabilities represent the payment advanced from customers.